Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Note 12:	Related Party Transactions

At December 31, 2013 and 2012, the Bank had loan commitments outstanding to executive officers, directors, significant stockholders and their affiliates (related parties).  In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons.  Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.  Such loans are summarized below.

	2013	2012
	(In thousands)

Aggregate balance – January 1	$5,194	$7,633
New loans	619	496
Repayments	(553)	(2,935)

Aggregate balance – December 31	$5,260	$5,194

Deposits from related parties held by the Bank at December 31, 2013 and 2012, totaled $1.5 million and $32.7 million, respectively.